Baird MidCap Fund
Schedule of Investments, March 31, 2020 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
HEICO Corp.	241,350	$18,007,124	1.2%
Mercury Systems, Inc. (1)	304,450	21,719,463	1.4%
		39,726,587	2.6%
Banks
Pinnacle Financial Partners, Inc.	492,222	18,478,014	1.2%
Building Products
AO Smith Corp.	541,246	20,464,511	1.3%
Trex Co, Inc. (1)	277,487	22,237,808	1.4%
		42,702,319	2.7%
Capital Markets
MarketAxess Holdings, Inc.	76,003	25,276,318	1.6%
Commercial Services & Supplies
Cintas Corporation	155,963	27,015,911	1.7%
Copart, Inc. (1)	338,922	23,222,935	1.5%
		50,238,846	3.2%
Containers & Packaging
AptarGroup, Inc.	156,494	15,577,413	1.0%
Distributors
Pool Corp.	186,086	36,616,142	2.4%
Diversified Consumer Services
Grand Canyon Education, Inc. (1)	210,104	16,027,784	1.0%
Electrical Equipment
Generac Holdings, Inc. (1)	257,193	23,962,672	1.5%
Rockwell Automation, Inc.	149,733	22,596,207	1.5%
		46,558,879	3.0%
Electronic Equipment, Instruments & Components
CDW Corp.	370,412	34,548,327	2.2%
Dolby Laboratories, Inc. - Class A	403,833	21,891,787	1.4%
Keysight Technologies, Inc. (1)	360,152	30,137,519	1.9%
Trimble Navigation Ltd. (1)	474,691	15,109,415	1.0%
		101,687,048	6.5%
Entertainment
Take-Two Interactive Software, Inc. (1)	313,319	37,162,767	2.4%
Food Products
Lamb Weston Holdings, Inc.	544,435	31,087,239	2.0%
Health Care Equipment & Supplies
Align Technology, Inc. (1)	139,253	24,223,059	1.6%
Cooper Cos., Inc.	121,956	33,619,611	2.2%
DexCom, Inc. (1)	153,894	41,439,037	2.7%
IDEXX Laboratories, Inc. (1)	112,941	27,358,828	1.8%
Insulet Corp. (1)	178,463	29,567,750	1.9%
		156,208,285	10.2%
Health Care Technology
Veeva Systems, Inc. (1)	154,497	24,158,696	1.6%
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. (1)	53,282	34,867,741	2.3%
Household Durables
DR Horton, Inc.	483,940	16,453,960	1.1%
Insurance
Arthur J Gallagher & Co.	346,593	28,250,795	1.8%
IT Services
Broadridge Financial Solutions, Inc.	167,250	15,860,318	1.0%
EPAM Systems, Inc. (1)	194,807	36,167,868	2.3%
Euronet Worldwide, Inc. (1)	270,022	23,146,286	1.5%
Fiserv, Inc. (1)	334,280	31,753,257	2.1%
Global Payments, Inc.	190,776	27,515,622	1.8%
Jack Henry & Associates, Inc.	86,630	13,448,441	0.9%
VeriSign, Inc. (1)	84,065	15,139,266	1.0%
		163,031,058	10.6%
Life Sciences Tools & Services
ICON PLC (1)(2)	244,425	33,241,800	2.2%
Machinery
Graco, Inc.	572,704	27,907,866	1.8%
IDEX Corp.	198,618	27,431,132	1.8%
Ingersoll Rand, Inc. (1)	613,714	15,220,107	1.0%
		70,559,105	4.6%
Media
Cable One, Inc.	25,139	41,328,767	2.7%
Multiline Retail
Dollar General Corp.	200,744	30,314,351	2.0%
Ollie's Bargain Outlet Holdings, Inc. (1)	464,664	21,532,530	1.4%
		51,846,881	3.4%
Pharmaceuticals
Jazz Pharmaceuticals PLC (1)(2)	155,088	15,468,477	1.0%
Professional Services
TransUnion	492,295	32,580,083	2.1%
Verisk Analytics, Inc.	214,493	29,896,034	1.9%
		62,476,117	4.0%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	417,758	28,323,993	1.8%
Monolithic Power Systems, Inc.	209,392	35,064,784	2.3%
		63,388,777	4.1%
Software
Alteryx, Inc. (1)	201,122	19,140,781	1.2%
Aspen Technology, Inc. (1)	231,673	22,025,152	1.4%
Paycom Software, Inc. (1)	77,688	15,693,753	1.0%
PTC, Inc. (1)	239,954	14,687,584	0.9%
RealPage, Inc. (1)	495,843	26,244,970	1.7%
Synopsys, Inc. (1)	306,429	39,464,991	2.6%
Tyler Technologies, Inc. (1)	102,681	30,451,077	2.0%
		167,708,308	10.8%
Specialty Retail
Burlington Stores, Inc. (1)	193,268	30,625,247	2.0%
Five Below, Inc. (1)	287,980	20,268,032	1.3%
O'Reilly Automotive, Inc. (1)	110,010	33,118,511	2.1%
		84,011,790	5.4%
Trading Companies & Distributors
Fastenal Co.	612,126	19,128,937	1.2%
Total Common Stocks		1,493,268,850	96.6%
(Cost $1,238,030,618)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.45% (3)	55,056,590	55,056,590	3.6%
Total Short-Term Investment		55,056,590	3.6%
(Cost $55,056,590)
Total Investments		1,548,325,440	100.2%
(Cost $1,293,087,208)
Liabilities in Excess of Other Assets		(3,815,435)	(0.2)%
TOTAL NET ASSETS		$1,544,510,005	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,493,268,850	$–	$–	$1,493,268,850
Total Equity	1,493,268,850	–	–	1,493,268,850
Short-Term Investment
Money Market Mutual Fund	55,056,590	–	–	55,056,590
Total Short-Term Investment	55,056,590	–	–	55,056,590
Total Investments*	$1,548,325,440	$–	$–	$1,548,325,440

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.